DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
3.	DISCONTINUED OPERATION

In December 2010, Sibanye Gold distributed 100% of its share holding in the South Deep operation (through its ownership of subsidiaries—Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings (Pty) Limited—which in turn owned 50% of South Deep each) to Newshelf 899 (Pty) Limited (“Newshelf”), a related entity and a wholly-owned subsidiary company of Gold Fields. The distribution was effected by way of a dividend in-specie to Newshelf. The distribution was a spin–off to Gold Fields, the majority shareholder in Sibanye Gold, and was accordingly accounted for at historical carrying amounts of the net assets of South Deep. The total distribution amounted to $2,949.7 million.

The distribution met both requirements of a discontinued operation, since the operations and cash flows of the South Deep operation (formerly presented as a segment) have been eliminated from the on-going operations of the Group as a result of the distribution and Sibanye Gold did not have any significant continuing involvement in the operation of South Deep after the distribution, and has been presented as such in these financial statements. Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Six Months Ended	Fiscal Year Ended
	December 31, 2010	June 30, 2010
Product revenue	169.3	288.7
Costs	(185.8)	(314.4)

Loss before tax	(16.5)	(25.7)
Tax	4.8	(3.0)
Net loss	(11.7)	(28.7)

Property, plant and equipment	2,449.6	—
Goodwill	1,278.4	—
Non-current assets—other	10.0	—
Current assets	93.2	—
Current liabilities	(864.8)	—
Long-term liabilities	(16.6)	—

Net carrying value	2,949.7	—
Net asset value distributed	(2,949.7)	—

Profit on distribution	—	—